                                  Table of Contents

                                           OVERVIEW
                             LETTER TO SHAREHOLDERS       1
                                  ECONOMIC SNAPSHOT       2

                                PERFORMANCE SUMMARY
                                  RETURN HIGHLIGHTS       4

                              PORTFOLIO AT A GLANCE
                                     CREDIT QUALITY       6
                      TWELVE-MONTH DIVIDEND HISTORY       6
                                   TOP FIVE SECTORS       7
      NET ASSET VALUE AND COMMON SHARE MARKET PRICE       7
                   Q&A WITH YOUR PORTFOLIO MANAGERS       8
                                  GLOSSARY OF TERMS      11

                                     BY THE NUMBERS
                           YOUR TRUST'S INVESTMENTS      12
                               FINANCIAL STATEMENTS      31
                      NOTES TO FINANCIAL STATEMENTS      36
                     REPORT OF INDEPENDENT AUDITORS      42
                         DIVIDEND REINVESTMENT PLAN      43



          BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      45
                       RESULTS OF SHAREHOLDER VOTES      46
                    TRUSTEE AND OFFICER INFORMATION      47

Look to Van Kampen as a time-tested partner.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
November 20, 2002

Dear Shareholder,

Market changes are inevitable and impossible to predict. This is why investors may be best served by having a long-term portfolio, allocated among several types of assets. Through asset allocation, you may mitigate the effects of short-term fluctuations in individual investments.

Your financial advisor can help you stay the course with your long-term plan. Together, you can periodically revisit your asset allocation, and confirm that it is still suited to your individual needs. Or, if your objectives have changed, your financial advisor can help you modify your portfolio.

Whether you're building or simply fine-tuning your portfolio, we encourage you to look to Van Kampen as a time-tested partner. Consistent with our belief in the importance of asset allocation, we offer a wide range of investment products, each managed with discipline and integrity.

                  We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily happiness.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

THE ECONOMY
ECONOMIES GENERALLY DO NOT GROW IN A STRAIGHT LINE, AS WAS EVIDENT THROUGHOUT THE REPORTING PERIOD. ON THE HEELS OF THE SECOND QUARTER'S STRONG GROWTH, THE TREND SHIFTED TOWARD A REDUCED LEVEL OF ECONOMIC ACTIVITY IN SEPTEMBER AND OCTOBER 2002.

COMPANIES, ESPECIALLY THOSE IN MANUFACTURING, CONTINUED TO EXPRESS RELUCTANCE TO EXPAND INVENTORIES AND PAYROLLS. AS THEY'VE DONE THROUGHOUT MOST OF 2002, CONSUMERS TOOK ADVANTAGE OF THE LOWEST MORTGAGE AND FINANCING RATES SEEN IN DECADES. THE MONTHS-LONG HOME AND CAR BUYING SPREES CONTINUED IN OCTOBER, BUT CONSUMER CONFIDENCE STATISTICS--A KEY INDICATION OF ECONOMIC ACTIVITY IN FUTURE MONTHS--REVEALED A DRAMATIC DROP IN SENTIMENT.

THIS UNEXPECTED DIP IN CONFIDENCE HEIGHTENED INVESTORS' CONCERNS ABOUT THE UPCOMING HOLIDAY SHOPPING SEASON. ADDITIONALLY, IT GAVE INVESTORS REASON TO BELIEVE THE FEDERAL RESERVE OPEN MARKET COMMITTEE (FOMC) WOULD CHOOSE TO LOWER RATES AT ITS UPCOMING MEETING IN EARLY NOVEMBER.*

MANY INVESTORS ALSO PROVED WARY OF THE WEST COAST'S DOCKWORKERS' LABOR DISPUTE, THE RESULTING LOCK-OUT--AND THE POTENTIALLY NEGATIVE IMPLICATIONS IT COULD HAVE ON THE ECONOMY. WHILE THE PRESIDENT'S INVOCATION OF THE TAFT-HARTLEY ACT IN EARLY OCTOBER ENABLED DOCKWORKERS TO RESUME THEIR DUTIES--AND ALLOWED MERCHANDISE TO MOVE THROUGH THE PORTS AND INTO THE STORES--MANY INVESTORS FEARED THE DELAY WOULD IMPACT SALES AND, ULTIMATELY, PROFITABILITY.

AGAINST THIS BACKDROP, INFLATION LEVELS REMAINED WELL-CONTAINED AS CRUDE OIL PRICES EXPERIENCED A DRAMATIC DROP.

*NOTE: THE FOMC CUT INTEREST RATES BY 50 BASIS POINTS ON NOVEMBER 6, BRINGING THE INTENDED FEDERAL FUNDS RATE TO 1.25%--A 40-YEAR LOW.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(September 30, 2000--September 30, 2002)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Sep 00                                                                            0.6%
Dec 00                                                                            1.1%
Mar 01                                                                           -0.6%
Jun 01                                                                           -1.6%
Sep 01                                                                           -0.3%
Dec 01                                                                            2.7%
Mar 02                                                                            5.0%
Jun 02                                                                            1.3%
Sep 02                                                                            4.0%

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(October 31, 2000--October 31, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Oct 00                                                                      6.50                               3.40
                                                                            6.50                               3.40
                                                                            6.50                               3.40
Jan 01                                                                      5.50                               3.70
                                                                            5.50                               3.50
                                                                            5.00                               2.90
Apr 01                                                                      4.50                               3.30
                                                                            4.00                               3.60
                                                                            3.75                               3.20
Jul 01                                                                      3.75                               2.70
                                                                            3.50                               2.70
                                                                            3.00                               2.60
Oct 01                                                                      2.50                               2.10
                                                                            2.00                               1.90
                                                                            1.75                               1.60
Jan 02                                                                      1.75                               1.10
                                                                            1.75                               1.10
                                                                            1.75                               1.50
Apr 02                                                                      1.75                               1.60
                                                                            1.75                               1.20
                                                                            1.75                               1.10
Jul 02                                                                      1.75                               1.50
                                                                            1.75                               1.80
                                                                            1.75                               1.50
Oct 02                                                                      1.75                               2.00

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of October 31, 2002)

------------------------------
NYSE Ticker Symbol - VKQ
------------------------------

-----------------------------------------------------------------------
One-year total return(1)                                     10.49%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      5.07%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       6.55%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  6.58%
-----------------------------------------------------------------------
Commencement date                                          09/27/91
-----------------------------------------------------------------------

Distribution rate as a % of closing common share
market price(2)                                               6.55%
-----------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                 10.67%
-----------------------------------------------------------------------
Preferred share (Series A) rate(4)                            1.75%
-----------------------------------------------------------------------
Preferred share (Series B) rate(4)                            1.59%
-----------------------------------------------------------------------
Preferred share (Series C) rate(4)                            1.65%
-----------------------------------------------------------------------
Preferred share (Series D) rate(4)                            1.32%
-----------------------------------------------------------------------
Net asset value                                              $16.12
-----------------------------------------------------------------------
Closing common share market price                            $14.30
-----------------------------------------------------------------------
One-year high common share market price (10/03/02)           $15.44
-----------------------------------------------------------------------
One-year low common share market price (12/20/01)            $13.04
-----------------------------------------------------------------------

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming a 38.6% federal income tax rate.

(4) See "Notes to Financial Statements" footnote #5, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)

As of October 31, 2002
- AAA/Aaa............  62.4%   [PIE CHART]
- AA/Aa..............  13.3%
- A/A................   9.1%
- BBB/Baa............   7.1%
- BB/Ba..............   1.2%
- Non-Rated..........   6.9%
As of October 31, 2001
- AAA/Aaa............  55.5%   [PIE CHART]
- AA/Aa..............  11.3%
- A/A................  10.6%
- BBB/Baa............   7.9%
- BB/Ba..............   3.2%
- Non-Rated..........  11.5%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

TWELVE-MONTH DIVIDEND HISTORY

(for the year ended October 31, 2002, for common shares)
[BAR GRAPH]

                                                                               DIVIDENDS
                                                                               ---------
11/01                                                                          $ 0.0685
12/01                                                                          $ 0.0685
1/02                                                                           $ 0.0740
2/02                                                                           $ 0.0780
3/02                                                                           $ 0.0780
4/02                                                                           $ 0.0780
5/02                                                                           $ 0.0780
6/02                                                                           $ 0.0780
7/02                                                                           $ 0.0780
8/02                                                                           $ 0.0780
9/02                                                                           $ 0.0780
10/02                                                                          $ 0.0780

The dividend history represents dividends that were paid on the trust and is no guarantee of the trust's future dividends.

TOP FIVE SECTORS

(as a percentage of long-term investments)

[INVESTMENT PERFORMANCE GRAPH]

                                                                      OCTOBER 31, 2002                   OCTOBER 31, 2001
                                                                      ----------------                   ----------------
General Purpose                                                            17.00%                              21.70%
Health Care                                                                11.40%                              13.70%
Transportation                                                             10.50%                               7.80%
Public Education                                                            8.10%                               6.70%
Higher Education                                                            7.00%                               8.00%

Subject to change daily.

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--October 1992 through October 2002) [INVESTMENT PERFORMANCE GRAPH]

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
10/92                                                                     15.7500                            15.1200
                                                                          16.0000                            15.6250
                                                                          16.5700                            16.5000
                                                                          16.8600                            16.2500
                                                                          17.2600                            16.6250
12/93                                                                     17.2700                            16.5000
                                                                          15.5300                            14.8750
                                                                          15.3900                            15.1250
                                                                          15.1300                            14.3750
12/94                                                                     14.4800                            13.0000
                                                                          15.7200                            14.8750
                                                                          15.5000                            14.3750
                                                                          15.7600                            14.0000
12/95                                                                     16.5600                            14.1250
                                                                          15.9900                            14.1250
                                                                          15.8000                            14.0000
                                                                          16.0200                            14.5000
12/96                                                                     16.2700                            13.8750
                                                                          15.9600                            14.1250
                                                                          16.3900                            15.0625
                                                                          16.7700                            15.6875
12/97                                                                     17.0900                            16.1875
                                                                          17.0900                            15.8120
                                                                          17.0400                            16.1250
                                                                          17.5100                            17.0000
12/98                                                                     16.8200                            16.9375
                                                                          16.5500                            16.3125
                                                                          15.7100                            15.1875
                                                                          15.0300                            13.9375
12/99                                                                     14.3900                            12.7500
                                                                          14.6400                            12.8750
                                                                          14.5800                            13.3750
                                                                          14.8200                            12.8750
12/00                                                                     15.4700                            13.0625
                                                                          15.6000                            13.7800
                                                                          15.4600                            13.6100
                                                                          15.8500                            13.7500
12/01                                                                     15.4000                            13.4200
                                                                          15.2600                            13.5900
                                                                          15.8500                            14.7300
                                                                          16.7600                            15.2900
10/02                                                                     16.1200                            14.3000

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF THE VAN KAMPEN MUNICIPAL TRUST ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE 12 MONTHS ENDED OCTOBER 31, 2002. THE TRUST IS MANAGED BY THE ADVISER'S MUNICIPAL TEAM. CURRENT MEMBERS(1) OF THE TEAM INCLUDE THOMAS BYRON, VICE PRESIDENT; ROBERT WIMMEL, VICE PRESIDENT; AND JOHN R. REYNOLDSON, EXECUTIVE DIRECTOR. THE FOLLOWING DISCUSSION REFLECTS THEIR VIEWS ON THE TRUST'S PERFORMANCE DURING THE 12-MONTH PERIOD ENDED OCTOBER 31, 2002.

(1) Team members may change without notice at any time.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST 12 MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The economic backdrop of the
past 12 months set the tone for historic levels of activity in the municipal bond market. The first six months of the fiscal year saw investors wavering between expectations of economic recovery on the one hand and continued economic malaise on the other. The Federal Reserve Bank (the "Fed") continued to stimulate the flagging economy by lowering the federal funds target interest rate three times over the first three months. With that rate at historic lows, the economy appeared to be moving gradually into recovery.

    Market sentiment turned decidedly negative in the second half of the period. The economic indicators that had been giving mixed to positive signals moved into negative territory in October, and from then to the end of the period the bulk of the economic news came in weaker than expected. This, in combination with corporate-governance issues and geopolitical concerns, led to a marked deterioration in investor sentiment, and helped push municipal bond yields to levels not seen since the mid-1960s.

    One of the most significant effects of the drop in yields has been a surge in issuance. Municipalities moved aggressively to lock in lower financing rates by issuing new debt as well as refinancing existing obligations that were originated during periods of higher interest rates. This wave of new issuance is on track to lift calendar year 2002 above the record of $292 billion in issuance set in 1993.

    Faltering investor sentiment also prolonged the bear market in equities. While this has been a painful time for equity investors, it appears to have been a boon for municipal bond funds. Investors seeking to put their cash to work have been drawn by the relatively strong performance of municipal bonds and have poured near-record amounts of money into municipal bond mutual funds.

    This is not to say that the bond market was entirely immune to the bad news that drove the stock markets down. Much of that news centered on corporate-governance scandals and the faltering economy. These factors served to undermine the corporate-backed segments of the municipal market as well, and led to general underperformance by lower-rated bonds relative to AAA paper.

    Looking out along the yield curve, the past 12 months also saw two divergent periods of performance for intermediate and long-term municipal bonds. During the first six months of the period, expectations of economic recovery brought the inevitable fears of rising interest rates. As a result, the short to intermediate-term portion of the curve turned in the best performance for that period. The long-term end of the curve rallied sharply in the second half, however, when hopes for a quick recovery proved futile. Even with this rally, however, intermediate-term bonds still outperformed for the 12-month period.

    The portfolio continued to offer what we believe is a competitive level of tax-exempt income. The trust's monthly dividend of $0.078 per share translated to a distribution rate of 6.55 percent based on the trust's closing common share market price on October 31, 2002. Based on these figures, investors would have to earn a distribution rate of 10.67 percent on a taxable investment (for an investor in the 38.6 percent federal income tax bracket) to match the tax-exempt yield provided by the trust.

    For the 12 months ended October 31, 2002, the trust produced a total return of 10.49 percent based on common share market price. This reflects an increase in common share market price from $13.79 per share on October 31, 2001 to $14.30 per share on October 31, 2002. Of course, past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 5.87 percent for the same period. This index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional performance results, please refer to the chart and footnotes on page 4.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE TRUST?

A   One of our primary strategies was to
realign the portfolio to position it for a changing interest rate environment by focusing on the intermediate part of the yield curve. Our quantitative analysis indicated that this was the portion of the curve that offered the most attractive total return potential. We focused on premium bonds in the 15- to 20-year maturity range, which offered a greater income advantage with the interest rate risk of 10-year bonds. These bonds offered the double advantage of meeting our desired investment profile while supporting the trust's dividend.

    We funded these purchases through the sale of some of the portfolio's longer-term deep-discount securities. We had put these bonds into the portfolio in previous years when they were out of favor. As interest rates fell, however, they rallied strongly and met our performance objectives handsomely. We sold them and reinvested the proceeds in a combination of intermediate bonds and longer-term bonds with attractive total return prospects.

    We also continued to follow our longstanding strategy of trading between sectors and coupon structures as they moved into and out of our range of fair value. Most of these trades utilized highly rated issues that offered great liquidity.

    One of the shifts in the portfolio's sector exposure was a reduction in its airline holdings. These bonds were hurt by the drop in travel following the September 11 terrorist attacks, which in turn crimped most airlines' balance sheets. Over the course of the period, we pared the trust's exposure to these bonds to less than 1 percent in order to protect shareholders from further volatility there.

    Over the course of the period, the bulk of our purchases were in high-grade bonds in the AAA and AA ratings categories. We concentrated on higher quality bonds because of the ongoing weakness of the U.S. economy, which is likely to have an impact on credit quality going forward. The low interest-rate environment also argued for improving the trust's credit profile, since any increase in rates would likely have a more negative impact on lower-rated credits. Our purchases had the result of increasing the trust's holdings of bonds rated AA or higher by 8 percent during the period.

Q   WHAT IS YOUR OUTLOOK FOR THE
    MUNICIPAL MARKET?

A   Our outlook remains as it has
been for most of the past year. Economic activity is likely to pick up at some point, though it is of course difficult to say when. That said, with long-term bond yields at 30-year lows, we believe the likelihood of an impending turn in the cycle may be higher than previously thought. As a result, we will continue to watch the economy closely for any signs of recovery that might induce the Fed to raise interest rates.

    We also expect equity market sentiment to continue to be a key driver of cash flows into our market. Municipal bond funds are likely to continue to enjoy strong inflows as long as stocks remain weak.

    In order to seek to manage the portfolio's interest-rate exposure in a changing interest-rate environment, we may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. We expect to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

BENCHMARK: A predetermined set of securities used for performance comparison purposes. Benchmarks may be based on published indexes or customized to suit an investment strategy.

BOND: A debt security issued by a government or corporation that pays the bondholder a stated rate of interest and repays the principal at the maturity date.

CREDIT RATING: An evaluation of a bond issuer's credit history and capability of repaying debt obligations. Standard & Poor's Ratings Group and Moody's Investors Service are two companies that assign credit ratings. Standard & Poor's ratings range from a high of AAA to a low of D, Moody's from a high of Aaa to a low of C.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, the central bank of the United States. Its policy-making unit, the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

FUTURES CONTRACTS: The purchase of a futures contract creates a firm obligation by the trust, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price. The sale of a futures contract creates a firm obligation by the trust, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS: Interest rate swaps involve the exchange by the trust with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notational amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

NET ASSET VALUE (NAV) : The value of a trust share, calculated by deducting a trust's liabilities from the total assets applicable to common shareholders in its portfolio and dividing this amount by the number of common shares outstanding.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

October 31, 2002
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          MUNICIPAL BONDS  146.5%
          ALABAMA  3.7%
$1,000    Birmingham Baptist Med Ctr AL Baptist Hlth
          Sys Ser A.................................. 5.875%   11/15/24   $   1,017,030
 7,950    Jefferson Cnty, AL Swr Rev Cap Impt Wts Ser
          A (FGIC Insd) (a).......................... 5.000    02/01/41       7,849,194
 8,000    Jefferson Cnty, AL Swr Rev Cap Impt Wts Ser
          B (FGIC Insd) (a).......................... 5.125    02/01/42       8,043,280
 2,000    Jefferson Cnty, AL Wts Ser A (AMBAC Insd).. 5.000    04/01/09       2,197,540
 2,435    Marshall Cnty, AL Hlthcare Ser C........... 6.000    01/01/32       2,495,266
                                                                          -------------
                                                                             21,602,310
                                                                          -------------
          ALASKA  0.2%
 1,000    Alaska St Intl Arpt Rev Ser B (AMBAC
          Insd)...................................... 5.750    10/01/17       1,111,330
                                                                          -------------

          ARIZONA  2.5%
 1,425    Arizona Cap Fac Fin Corp Student Hsg Rev AZ
          St Univ Proj............................... 6.250    09/01/32       1,471,882
 1,000    Arizona Hlth Fac Auth Hosp John C Lincoln
          Hlth Network............................... 6.375    12/01/37       1,022,260
 4,250    Arizona St Trans Brd Hwy Rev SubSer A
          Rfdg....................................... 4.750    07/01/11       4,412,860
 2,500    Maricopa Cnty, AZ Indl Dev Auth Ed Rev AZ
          Charter Sch Proj 1 Ser A................... 6.750    07/01/29       2,516,425
   250    Phoenix, AZ Civic Impt Corp Amt Sr Lien Ser
          B (FGIC Insd).............................. 5.250    07/01/32         253,865
 4,375    Salt River Proj AZ Agric Impt Salt River
          Proj Ser A Rfdg............................ 5.250    01/01/06       4,771,769
                                                                          -------------
                                                                             14,449,061
                                                                          -------------
          ARKANSAS  1.9%
 1,000    Arkansas St Dev Fin Auth Hosp Rev WA Regl
          Med Ctr.................................... 7.250    02/01/20       1,107,130
 2,500    Arkansas St Dev Fin Auth Hosp Rev WA Regl
          Med Ctr.................................... 7.375    02/01/29       2,751,925

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          ARKANSAS (CONTINUED)
$5,000    Arkansas St Fed Hwy Gnt Antic Tax Rev...... 5.000%   08/01/13   $   5,482,650
 1,565    Fort Smith, AR Wtr & Swr Rev Ser C (FSA
          Insd) (b).................................. 5.000    10/01/21       1,587,552
                                                                          -------------
                                                                             10,929,257
                                                                          -------------
          CALIFORNIA  8.2%
 4,000    Anaheim, CA Pub Fin Auth Lease Rev Cap
          Apprec Sub Pub Impt Proj C (FSA Insd)......   *      09/01/20       1,603,240
 2,500    Anaheim, CA Un High Sch Dist Ser A (FSA
          Insd)...................................... 5.000    08/01/25       2,523,825
 5,010    California Ed Fac Auth Rev Cap Apprec
          Loyola Marymount Univ (Prerefunded @
          10/01/09) (MBIA Insd)......................   *      10/01/21       1,868,830
   350    California Hlth Fac Fin Auth Rev Casa De
          Las Ser A (MBIA Insd)...................... 5.250    08/01/17         369,218
 1,000    California St Pub Wks Brd UCLA Replacement
          Hosp Ser A (FSA Insd)...................... 5.375    10/01/20       1,062,340
 5,000    California St Univ Rev Systemwide Ser A
          (AMBAC Insd)............................... 5.000    11/01/23       5,060,850
 2,650    California Statewide Cmnty Dev Auth Ctf
          Part (c)................................... 7.250    11/01/29       2,727,512
 5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg
          Rev (Escrowed to Maturity) (MBIA Insd).....   *      09/01/17       2,362,400
 1,000    Davis, CA Pub Fac Fin Auth Mace Ranch Area
          Ser A...................................... 6.600    09/01/25       1,048,700
 1,650    Del Mar, CA Race Track Auth Rev Rfdg....... 6.000    08/15/06       1,728,243
 6,800    Delano, CA Ctf Part Ser A
          (Prerefunded @ 01/01/03)................... 9.250    01/01/22       7,082,608
18,000    Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Cap Apprec Rfdg (MBIA Insd)............   *      01/15/25       5,050,080
27,810    Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Cap Apprec Rfdg........................   *      01/15/33       4,690,435
 6,000    Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Cap Apprec Sr Lien Ser A (Escrowed to
          Maturity)..................................   *      01/01/18       2,915,760
 2,240    Huntington Park, CA Redev Agy Rev Tax Alloc
          Santa Fe Redev Rfdg........................ 6.200    10/01/27       2,324,000
 5,585    Sacramento, CA City Fin Auth Rev Comb Proj
          B (MBIA Insd)..............................   *      11/01/14       3,247,789

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          CALIFORNIA (CONTINUED)
$1,375    San Bernadino, CA Jt Pwr Fin Auth Alloc Rev
          Central City Merged Proj A Rfdg (AMBAC
          Insd)...................................... 5.750%   07/01/20   $   1,578,280
 1,000    Stockton, CA Cmnty Fac Dist Spl Tax No 1-A
          Mello Roos-Weston Ranch Ser A (a).......... 5.800    09/01/14       1,058,570
                                                                          -------------
                                                                             48,302,680
                                                                          -------------
          COLORADO  1.6%
 1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A (b)...................... 5.500    03/01/32       1,004,060
 1,125    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth............................. 6.500    11/15/31       1,199,137
 6,365    Platte Riv Pwr Auth CO Pwr Rev Ser EE...... 5.375    06/01/16       6,952,426
                                                                          -------------
                                                                              9,155,623
                                                                          -------------
          CONNECTICUT  5.6%
 7,140    Connecticut St Hlth & Ed Fac Auth Rev
          Nursing Home Proj AHF/Hartford (Prerefunded
          @ 11/01/04)................................ 7.125    11/01/24       8,028,216
 2,840    Connecticut St Spl Oblig Pkg Rev Bradley
          Intl Arpt Ser A (ACA Insd)................. 6.600    07/01/24       3,034,284
 3,450    Connecticut St Spl Tax Oblig Ser B
          (Prerefunded @ 10/01/04) (FGIC Insd)....... 6.200    10/01/13       3,774,541
 3,500    Mashantucket Western Pequot Tribe CT Spl
          Rev Ser B, 144A-Private Placement (d)...... 5.750    09/01/27       3,514,000
 6,500    Mashantucket Western Pequot Tribe CT Spl
          Rev Ser B, 144A-Private Placement (d)...... 5.750    09/01/18       6,624,280
 3,540    Mashantucket Western Pequot Tribe CT Spl
          Rev Ser A, 144A-Private Placement
          (Unrefunded Balance) (d)................... 6.400    09/01/11       3,822,103
 3,460    Mashantucket Western Pequot Tribe CT Spl
          Rev Ser A, 144A-Private Placement
          (Prerefunded @ 09/01/07) (d)............... 6.400    09/01/11       3,997,511
                                                                          -------------
                                                                             32,794,935
                                                                          -------------
          DELAWARE  0.3%
 1,755    Delaware St Hsg Auth Rev Sr Home Mtg Ser B
          SubSer B2.................................. 7.200    12/01/21       1,786,397
                                                                          -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          DISTRICT OF COLUMBIA  1.1%
$1,000    District of Columbia Hosp Rev Medlantic
          Hlthcare Group A Rfdg (Escrowed to
          Maturity) (MBIA Insd) (a).................. 5.875%   08/15/19   $   1,134,990
 5,000    Metropolitan Washington DC Arpt Auth Sys
          Ser A (FGIC Insd).......................... 5.125    10/01/26       5,030,700
                                                                          -------------
                                                                              6,165,690
                                                                          -------------
          FLORIDA  9.0%
 1,000    Bay Cnty, FL Sales Tax Rev (AMBAC Insd).... 5.125    09/01/27       1,021,630
 3,380    Brevard Cnty, FL Hlth Fac Hlth First Inc
          Proj (MBIA Insd)........................... 5.125    04/01/31       3,430,294
 3,750    Escambia Cnty, FL Hlth Fac Auth Rev FL
          Hlthcare Fac Ln VHA Pg (AMBAC Insd)........ 5.950    07/01/20       4,271,587
 1,000    Florida St Brd Ed Lottery Rev Ser A (FGIC
          Insd)...................................... 5.750    07/01/11       1,151,570
 3,000    Florida St Dept Environmental Protection
          Preservation Rev Ser A (FGIC Insd)......... 5.750    07/01/10       3,449,190
 1,895    Gulf Breeze, FL Rev Loc Govt (Variable Rate
          Coupon) (FGIC Insd)........................ 5.625    12/01/20       2,075,972
 1,255    Gulf Breeze, FL Rev Venice Loc Govt (FGIC
          Insd) (e).................................. 5.050    12/01/20       1,343,189
 2,310    Hillsborough Cnty, FL Indl Dev Auth Indl
          Dev Rev Hlth Fac Proj Univ Cmnty Hosp Ser
          A.......................................... 5.500    08/15/14       2,274,218
 1,000    Hillsborough Cnty, FL Indl Dev Auth Indl
          Dev Rev Univ Cmnty Hosp (MBIA Insd)........ 5.750    08/15/14       1,048,260
 1,000    Hillsborough Cnty, FL Util Jr Lien Rfdg
          (AMBAC Insd)............................... 5.000    08/01/06       1,091,550
 1,000    Jea, FL Elec Sys Rev Ser 3 Ser A........... 5.500    10/01/41       1,040,190
 2,150    Jea, FL Elec Sys Rev Ser 3 Ser B (FSA
          Insd)...................................... 3.875    10/01/11       2,168,167
 1,000    Lake Cnty, FL Sch Brd Ctfs Part (AMBAC
          Insd)...................................... 5.375    07/01/15       1,103,800
 1,000    Lakeland, FL Hosp Sys Rev Lakeland Regl
          Hlth Sys................................... 5.500    11/15/32         991,980
 1,515    Miami Beach, FL Stormwater Rev (FGIC
          Insd)...................................... 5.250    09/01/25       1,567,374
 2,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl
          Arpt (FGIC Insd)........................... 5.375    10/01/25       2,042,760
 2,700    Miami-Dade Cnty, FL Aviation Rev Miami Intl
          Arpt (FGIC Insd)........................... 5.375    10/01/32       2,751,408
 1,855    Miami-Dade Cnty, FL Hlth Fac Miami
          Childrens Hosp Ser A Rfdg (AMBAC Insd)..... 5.000    08/15/20       1,907,663

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          FLORIDA (CONTINUED)
$1,000    New Smyrna Beach, FL Util Com Util Sys Ctf
          Rfdg (AMBAC Insd).......................... 3.400%   10/01/09   $   1,007,850
 3,750    Orange Cnty, FL Sch Brd Ctf Part Ser A
          (AMBAC Insd)............................... 5.250    08/01/14       4,168,312
 4,320    Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
          Insd)...................................... 5.625    10/01/14       4,820,170
 4,300    Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
          Insd)...................................... 5.500    10/01/31       4,481,632
 2,140    Reedy Creek, FL Impt Dist FL Ser A Rfdg
          (AMBAC Insd)............................... 5.500    06/01/12       2,423,507
 1,060    Tallahassee, FL Lease Rev FL St Univ Proj
          Ser A (MBIA Insd).......................... 5.500    08/01/18       1,148,807
                                                                          -------------
                                                                             52,781,080
                                                                          -------------
          GEORGIA  4.3%
10,525    Georgia Loc Govt Ctf Part Grantor Tr Ser A
          (MBIA Insd) (a)............................ 4.750    06/01/28      10,222,511
 2,645    Georgia St Ser D........................... 6.000    10/01/05       2,939,679
 3,500    Georgia St Ser D........................... 6.000    10/01/06       3,974,565
 2,400    Municipal Elec Auth GA Combustion Turbine
          Proj Ser A (MBIA Insd)..................... 5.250    11/01/14       2,648,400
 3,030    Municipal Elec Auth GA Combustion Turbine
          Proj Ser A (MBIA Insd)..................... 5.250    11/01/18       3,227,707
 2,000    Royston, GA Hosp Auth Hosp Rev Ctf Ty Cobb
          Hlthcare Sys Inc........................... 6.500    07/01/27       1,925,240
                                                                          -------------
                                                                             24,938,102
                                                                          -------------
          HAWAII  0.4%
 1,465    Honolulu, HI City & Cnty Ser D (FGIC
          Insd)...................................... 4.700    02/01/08       1,539,598
 1,595    Honolulu, HI City & Cnty Wastewtr Sys Rev
          Cap Apprec (FGIC Insd).....................   *      07/01/12       1,060,196
                                                                          -------------
                                                                              2,599,794
                                                                          -------------
          ILLINOIS  14.5%
 3,400    Carol Stream, IL First Mtg Rev Windsor Pk
          Mnr Proj................................... 7.000    12/01/13       3,410,982
 1,500    Champaign Cnty, IL Cmnty Unit Sch Dist No
          116 Urbana Ser C (Prerefunded @ 01/01/10)
          (FGIC Insd)................................   *      01/01/16         801,945
 1,300    Champaign Cnty, IL Cmnty Unit Sch Dist No
          116 Urbana Ser C (Prerefunded @ 01/01/10)
          (FGIC Insd)................................   *      01/01/18         615,108
 1,285    Chicago, IL Brd Ed (FGIC Insd)............. 6.000    12/01/12       1,484,471

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          ILLINOIS (CONTINUED)
$1,400    Chicago, IL Brd Ed Ser A (MBIA Insd)....... 5.500%   12/01/28   $   1,465,632
 4,000    Chicago, IL Neighborhoods Alive 21 Pgm Ser
          A (FGIC Insd).............................. 5.750    01/01/40       4,288,520
 5,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien Ser A Rfdg (MBIA Insd).......... 5.375    01/01/32       5,100,400
 1,015    Chicago, IL O'Hare Intl Arpt Rev Second
          Lien Passenger Fac Ser B (AMBAC Insd)...... 5.500    01/01/16       1,112,227
 1,980    Chicago, IL Pk Dist Ser C (FGIC Insd)...... 5.500    01/01/19       2,119,927
 3,500    Chicago, IL Pk Dist Ser D (FGIC Insd)...... 5.000    01/01/29       3,477,005
 2,565    Chicago, IL Proj Ser C Rfdg (FGIC Insd).... 5.750    01/01/12       2,927,819
 2,000    Chicago, IL Wastewtr Transmission Rev
          Second Lien Ser B (MBIA Insd).............. 5.000    01/01/30       1,983,700
 1,000    Cook Cnty, IL Cmnty Cons Sch Dist No 64
          Park Ridge (FSA Insd)...................... 5.500    12/01/14       1,134,880
 1,000    Cook Cnty, IL Ser A (FGIC Insd)............ 5.500    11/15/31       1,045,340
 7,765    Du Page Cnty, IL Forest Preserve Dist......   *      11/01/17       3,734,577
 5,000    Du Page Cnty, IL Trans Rev (FSA Insd)...... 5.750    01/01/15       5,606,050
 1,000    Du Page Wtr Commn IL Rfdg.................. 5.250    03/01/11       1,117,450
 4,000    Hodgkins, IL Tax Increment Ser A Rfdg...... 7.625    12/01/13       4,280,160
 2,860    Illinois Dev Fin Auth Rev Adventist Hlth
          Ser A (MBIA Insd) (e)...................... 5.500    11/15/05       3,112,424
 2,725    Illinois Dev Fin Auth Rev Cmnty Rehab
          Providers Fac Ser A........................ 7.375    07/01/25       2,910,899
 2,705    Illinois Dev Fin Auth Rev Loc Govt Pgm
          Aurora East Sch (MBIA Insd)................   *      12/01/15       1,467,354
 1,565    Illinois Edl Fac Auth Rev DePaul Univ
          (AMBAC Insd)............................... 5.625    10/01/15       1,737,932
 1,740    Illinois Edl Fac Auth Rev Lewis Univ....... 5.900    10/01/14       1,754,320
 1,500    Illinois Hlth Fac Auth Rev Condell Med Ctr
          (Partially Prerefunded @ 04/15/02)......... 5.500    05/15/32       1,462,560
 1,645    Illinois Hlth Fac Auth Rev Evangelical Hosp
          Ser C (FSA Insd)........................... 6.750    04/15/12       1,694,597
 2,500    Illinois St First Ser (MBIA Insd).......... 5.500    12/01/09       2,839,225
 1,500    Illinois St First Ser (FGIC Insd).......... 5.375    11/01/14       1,658,790
   870    Metropolitan Pier & Expo Auth IL Dedicated
          St Tax Rev Cap Apprec (Escrowed to
          Maturity) (FGIC Insd)......................   *      06/15/14         513,404
 3,460    Metropolitan Pier & Expo Auth IL Dedicated
          St Tax Rev Cap Apprec (Unrefunded Balance)
          (FGIC Insd)................................   *      06/15/14       2,041,815

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          ILLINOIS (CONTINUED)
$2,675    Metropolitan Pier & Expo Auth IL Dedicated
          St Tax Rev McCormick Place Expansion Ser A
          (MBIA Insd)................................ 5.250%   06/15/42   $   2,734,973
 1,510    Roselle, IL Multi-Family Hsg Rev Waterbury
          Apts Ser A Rfdg (GNMA Collateralized)...... 7.000    01/01/25       1,586,013
 3,230    Saint Clair Cnty, IL Cap Impt Rev McKendree
          College Proj Rfdg.......................... 6.000    02/01/24       3,185,781
 3,060    Will Cnty, IL Cmnty Sch Dist No 161 Summit
          Hill Cap Apprec (FGIC Insd)................   *      01/01/12       2,071,804
 3,505    Will Cnty, IL Cmnty Sch Dist No 161 Summit
          Hill Cap Apprec (FGIC Insd)................   *      01/01/14       2,109,274
 2,010    Will Cnty, IL Cmnty Sch Dist No 161 Summit
          Hill Cap Apprec (FGIC Insd)................   *      01/01/16       1,070,848
 1,415    Will Cnty, IL Cmnty Sch Dist No 161 Summit
          Hill Cap Apprec (FGIC Insd)................   *      01/01/19         623,902
 9,660    Will Cnty, IL Fst Presv Dist Ser B (FGIC
          Insd)......................................   *      12/01/16       4,925,731
                                                                          -------------
                                                                             85,207,839
                                                                          -------------
          INDIANA  1.4%
 1,000    Allen Cnty, IN Juvenile Justice Ctr First
          Mtg (AMBAC Insd)........................... 5.500    01/01/18       1,089,280
 1,000    Clark Pleasant, IN Cmnty Sch First Mtg
          (AMBAC Insd)............................... 5.500    07/15/13       1,125,580
 1,580    Indiana Trans Fin Auth Toll Rd Lease Rev
          Rfdg (AMBAC Insd).......................... 5.375    07/01/09       1,743,119
 3,000    Indianapolis, IN Loc Pub Impt Wtrwks Proj
          Ser A (MBIA Insd).......................... 5.250    07/01/33       3,064,800
 1,500    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
          (e)........................................ 5.950    12/01/29       1,349,850
                                                                          -------------
                                                                              8,372,629
                                                                          -------------
          KANSAS  1.1%
 3,000    Sedgwick Cnty, KS Uni Sch Dist No 259
          Wichita (MBIA Insd)........................ 6.000    09/01/09       3,490,170
 1,395    Wichita, KS Pub Bldg Comm Rev Wichita St
          Univ Proj Ser L Rfdg (AMBAC Insd).......... 5.000    02/01/15       1,485,787
 1,465    Wichita, KS Pub Bldg Comm Rev Wichita St
          Univ Proj Ser L Rfdg (AMBAC Insd).......... 5.000    02/01/16       1,546,498
                                                                          -------------
                                                                              6,522,455
                                                                          -------------
          KENTUCKY  3.1%
 2,000    Ashland, KY Solid Waste Rev Ashland Oil Inc
          Proj....................................... 7.200    10/01/20       2,035,200
 4,000    Elsmere, KY Indl Dev Rev Courtaulds Pkg Inc
          Proj Rfdg (Prerefunded @ 04/01/05)......... 6.750    04/01/10       4,479,040

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          KENTUCKY (CONTINUED)
$2,500    Kentucky Econ Dev Fin Auth & Impt Centre
          College Proj Rfdg (FSA Insd)............... 5.000%   04/01/32   $   2,504,150
 1,500    Kentucky St Ppty & Bldgs Comm Proj No 69
          Ser A Rfdg (FSA Insd)...................... 5.500    08/01/11       1,705,575
 3,500    Kentucky St Tpk Auth Econ Dev
          Revitalization Proj Rfdg (FSA Insd)........ 5.500    07/01/07       3,916,255
 1,000    Kentucky St Tpk Auth Econ Dev
          Revitalization Proj Rfdg (FSA Insd)........ 5.625    07/01/14       1,117,000
 2,350    Louisville & Jefferson Cnty, KY Metro Swr
          Dist Swr & Drain Sys Ser A (MBIA Insd)..... 5.500    05/15/15       2,611,719
                                                                          -------------
                                                                             18,368,939
                                                                          -------------
          LOUISIANA  2.7%
 1,675    Louisiana Loc Govt Envir Fac Pkg Fac Corp
          Garage Proj Ser A (AMBAC Insd)............. 5.200    10/01/19       1,744,780
 3,000    Louisiana St Ser A (FGIC Insd)............. 5.500    11/15/07       3,378,930
 2,250    Louisiana Pub Fac Auth Rev Ochsner Clinic
          Fndtn Proj Ser B........................... 5.500    05/15/32       2,206,485
 8,547    Louisiana St Univ & Agriculture &
          Mechanical College Univ Rev Master Lease
          (a) (c).................................... 5.750    10/30/18       8,222,516
                                                                          -------------
                                                                             15,552,711
                                                                          -------------
          MAINE  0.2%
 1,000    Maine Vets Homes ME Rev (Prerefunded @
          10/01/05).................................. 7.750    10/01/20       1,168,620
                                                                          -------------

          MARYLAND  1.2%
 2,300    Baltimore, MD Cap Apprec Cons Pub Impt Ser
          A Rfdg (FGIC Insd).........................   *      10/15/06       1,980,139
 1,845    Baltimore, MD Cap Apprec Ser A (Unrefunded
          Balance) (FGIC Insd).......................   *      10/15/07       1,496,941
 2,075    Baltimore, MD Cap Apprec Ser A (Prerefunded
          @ 10/15/05) (FGIC Insd)....................   *      10/15/07       1,718,245
 1,700    Maryland St Tran Auth Arpt Baltimore/
          Washington Intl Arpt Ser B (AMBAC Insd).... 5.125    03/01/24       1,720,298
                                                                          -------------
                                                                              6,915,623
                                                                          -------------
          MASSACHUSETTS  2.3%
 1,775    Massachusetts Muni Whsl Elec Co Nuclear
          Proj 5-A (MBIA Insd)....................... 5.250    07/01/13       1,968,386
 1,745    Massachusetts St Cons Ln Ser B (Prerefunded
          @ 05/01/09)................................ 5.250    05/01/13       1,962,706

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          MASSACHUSETTS (CONTINUED)
$  850    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd)............... 6.100%   09/01/18   $     900,515
 1,000    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd)............... 6.250    09/01/28       1,049,980
 1,500    Massachusetts St Fed Hwy Grant Antic Nt Ser
          A.......................................... 5.750    06/15/15       1,683,195
 3,700    Massachusetts St Hlth & Ed Fac Auth Rev
          (MBIA Insd)................................ 5.000    07/01/13       3,835,790
 1,000    Massachusetts St Hlth & Ed Fac Auth Rev
          Partn Hlthcare Sys Ser C................... 5.750    07/01/32       1,030,940
   825    Massachusetts St Hlth & Ed Fac Auth Rev
          Winchester Hosp Ser D Rfdg (Connie Lee
          Insd)...................................... 5.750    07/01/14         860,854
                                                                          -------------
                                                                             13,292,366
                                                                          -------------
          MICHIGAN  3.4%
   920    Detroit, MI Loc Dev Fin Auth Tax Increment
          SubSer C (c)............................... 6.850    05/01/21         934,812
 3,675    Detroit, MI Loc Dev Fin Auth Tax Increment
          Sr Ser B (c)............................... 6.700    05/01/21       3,725,311
 1,180    Hillsdale, MI Hosp Fin Auth Hosp Rev
          Hillsdale Cmnty Hlth Ctr................... 5.750    05/15/18       1,108,681
 2,000    Michigan Muni Bd Auth Rev Clean Wtr Rev
          Fd......................................... 5.250    10/01/18       2,137,840
   500    Michigan St Hosp Fin Auth Rev Hosp Genesys
          Regl Med Ser A Rfdg (Escrowed to
          Maturity).................................. 5.375    10/01/13         558,785
 1,000    Michigan St Hosp Fin Auth Rev Hosp Sparrow
          Oblig Group Rfdg........................... 5.625    11/15/31       1,004,540
 4,810    Michigan St Hsg Dev Rental Hsg Rev Ser A
          (MBIA Insd)................................ 5.300    10/01/37       4,822,073
 1,150    Michigan St Strategic Fd Detroit Edison
          Pollutn Ctl Ser B Rfdg..................... 5.650    09/01/29       1,169,895
 1,750    Michigan St Strategic Fd Ltd Oblig Rev WMX
          Technologies Inc Proj...................... 6.000    12/01/13       1,763,563
 2,500    Michigan St Trunk Line Ser A............... 5.500    11/01/15       2,766,175
                                                                          -------------
                                                                             19,991,675
                                                                          -------------
          MINNESOTA  0.7%
 2,290    Robbinsdale, MN Indpt Sch Dist No 281 Rfdg
          (FSA Insd)................................. 5.000    02/01/15       2,446,293
 1,500    Suburban Hennepin, MN Regl Pk.............. 5.000    02/01/14       1,585,965
                                                                          -------------
                                                                              4,032,258
                                                                          -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          MISSISSIPPI  0.6%
$2,500    Mississippi Bus Fin Corp MS Pollutn Ctl Rev
          Sys Energy Res Inc Proj.................... 5.875%   04/01/22   $   2,315,900
 1,185    Mississippi Home Corp Single Family Rev Mtg
          Ser F (GNMA Collateralized)................ 7.550    12/01/27       1,301,308
                                                                          -------------
                                                                              3,617,208
                                                                          -------------
          MISSOURI  2.5%
 1,400    Ellisville, MO Indl Dev Auth Rev Gambrill
          Gardens Proj Rfdg & Impt................... 6.100    06/01/20       1,256,654
 1,000    Ellisville, MO Indl Dev Auth Rev Gambrill
          Gardens Proj Rfdg & Impt................... 6.200    06/01/29         866,420
 1,250    Fulton 54 Trans Corp Hwy Rev MO (AMBAC
          Insd)...................................... 4.600    09/01/04       1,312,138
 1,740    Good Shepherd Nursing Home Dist MO Nursing
          Home Fac Rev (Prerefunded @ 08/15/05)...... 7.625    08/15/15       2,014,241
 1,000    Kearney, MO (AMBAC Insd)................... 5.500    03/01/16       1,096,070
 1,415    Missouri St Hlth & Ed Fac Rev Univ MO
          Columbia Arena Proj........................ 5.000    11/01/18       1,474,869
 3,085    Missouri St Hwy & Trans Commn St Rd Rev Ser
          A.......................................... 5.250    02/01/07       3,405,902
 1,000    Missouri St Hwy & Trans Commn St Rd Rev Ser
          A.......................................... 5.125    02/01/17       1,063,690
 2,810    Perry Cnty, MO Nursing Home Rev Rfdg....... 5.900    03/01/28       2,330,445
                                                                          -------------
                                                                             14,820,429
                                                                          -------------
          NEVADA  1.2%
 2,500    Clark Cnty, NV Sch Dist Bldg Ser C (MBIA
          Insd)...................................... 5.000    06/15/12       2,749,300
 2,500    Reno, NV Cap Impt Rev (FGIC Insd).......... 5.125    06/01/26       2,524,775
 1,500    Reno, NV Sr Lien Retrac Reno Trans Proj
          (AMBAC Insd)............................... 5.125    06/01/37       1,512,600
                                                                          -------------
                                                                              6,786,675
                                                                          -------------
          NEW HAMPSHIRE  1.3%
 4,800    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Daniel Webster College Issue............... 6.300    07/01/29       4,485,216
 2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Riverwoods at Exeter Ser A................. 6.500    03/01/23       2,000,800
 1,000    New Hampshire Hlth & Ed Fac Auth Rev
          Derryfield Sch............................. 6.750    07/01/20       1,031,370
                                                                          -------------
                                                                              7,517,386
                                                                          -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          NEW JERSEY  9.4%
$4,000    Camden Cnty, NJ Impt Auth Lease Rev (f)
          (g)........................................ 8.000%   06/01/27   $   1,000,000
 1,000    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd)................................   *      03/01/03         993,820
 1,000    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd)................................   *      03/01/04         974,010
 1,460    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd)................................   *      03/01/05       1,383,686
 1,465    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd)................................   *      03/01/06       1,341,442
 1,615    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd)................................   *      03/01/07       1,418,406
 1,555    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd)................................   *      03/01/08       1,298,612
 2,500    New Jersey Econ Dev Auth Sch Fac Constr Ser
          C (MBIA Insd).............................. 5.000    06/15/16       2,655,825
25,000    New Jersey Econ Dev Auth St Contract Econ
          Recovery (MBIA Insd) (a) (e)............... 5.900    03/15/21      28,679,500
 5,000    New Jersey Econ Dev Auth Wtr Fac Rev NJ
          Amern Wtr Co Inc Proj (FGIC Insd) (a)...... 6.500    04/01/22       5,115,150
 3,500    New Jersey St Tpk Auth Tpk Rev Ser C (FSA
          Insd)...................................... 6.500    01/01/16       4,263,000
 3,500    New Jersey St Trans Corp Ctf Fed Trans
          Admin Gnt Ser A (AMBAC Insd)............... 5.500    09/15/13       3,993,885
 1,000    New Jersey St Trans Corp Capital Grant
          Antic Nt Ser B (AMBAC Insd)................ 5.500    02/01/08       1,119,570
 1,000    New Jersey St Trans Tr Fd Auth Trans Sys
          Ser A...................................... 5.750    06/15/18       1,151,920
                                                                          -------------
                                                                             55,388,826
                                                                          -------------
          NEW YORK  11.8%
 2,170    Long Island Pwr Auth, NY Elec Cap Apprec
          (FSA Insd).................................   *      06/01/18       1,041,730
 3,100    Long Island Pwr Auth, NY Elec Cap Apprec
          (FSA Insd).................................   *      06/01/22       1,146,349
 3,000    Metropolitan Trans Auth NY Ser A Rfdg (FGIC
          Insd)...................................... 5.250    11/15/31       3,093,210
 2,500    Nassau Cnty, NY Impt Ser F................. 7.000    03/01/04       2,642,600
 2,500    Nassau Cnty, NY Interim Fin Auth Sales Tax
          Secured Ser A.............................. 5.750    11/15/13       2,817,400
 1,000    Nassau Cnty, NY Ser A Rfdg (FGIC Insd)..... 6.000    07/01/10       1,161,310
 5,000    New York City Adj SubSer A-1............... 5.750    08/01/12       5,208,150

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          NEW YORK (CONTINUED)
$7,000    New York City Ser A (a).................... 6.250%   08/01/08   $   7,878,710
   205    New York City Ser F........................ 8.250    11/15/02         205,480
 2,000    New York City Ser H (FGIC Insd)............ 6.000    08/01/12       2,361,840
 1,000    New York City Ser H........................ 5.750    03/15/13       1,092,130
   960    New York City Trans Future Tax Secd Ser
          C.......................................... 4.750    05/01/23         939,686
 2,000    New York City Trans Future Tax Secd Ser C
          Rfdg (AMBAC Insd) (b)...................... 5.250    08/01/22       2,061,320
 1,545    New York St Dorm Auth Lease Teachers
          College (FSA Insd)......................... 5.250    08/15/15       1,671,953
 6,800    New York St Dorm Auth Rev City Univ Sys
          Cons Ser A (a)............................. 5.625    07/01/16       7,742,344
 1,250    New York St Dorm Auth Rev Cons City Univ
          Sys Ser A (FSA Insd)....................... 5.750    07/01/13       1,450,738
 2,070    New York St Med Care Fac Fin Agy Rev Mental
          Hlth Svcs Ser F Rfdg (MBIA Insd)........... 5.375    02/15/14       2,180,000
 4,000    New York St Twy Auth Svc Cntrct Loc Hwy
          Brdg....................................... 5.250    04/01/16       4,284,800
 3,000    Onondaga Cnty, NY Indl Dev Agy Swr Fac Rev
          Bristol-Meyers Squibb Co Proj.............. 5.750    03/01/24       3,354,060
 5,361    Plainedge, NY Union Free Sch Dist.......... 6.000    06/01/12       5,712,138
 6,000    Triborough Brdg & Tunl Auth NY Gen Ser B
          Rfdg....................................... 5.000    11/15/21       6,101,760
 2,000    Triborough Brdg & Tunl Auth NY Rfdg Ser E
          (MBIA Insd) (b)............................ 5.000    11/15/32       2,007,000
 3,000    Triborough Brdg & Tunl Auth Gen Purp Ser
          A.......................................... 5.000    01/01/27       3,014,040
                                                                          -------------
                                                                             69,168,748
                                                                          -------------
          NORTH CAROLINA  3.3%
 7,015    North Carolina Eastern Muni Pwr Agy Pwr Sys
          Rev Ser A Rfdg (MBIA Insd) (a)............. 5.500    01/01/05       7,532,076
 2,200    North Carolina Eastern Muni Pwr Agy Pwr Sys
          Rev Ser C (ACA Insd)....................... 5.000    01/01/21       2,102,452
 8,300    North Carolina Muni Pwr Agy No 1 Catawba
          Elec Rev Rfdg (MBIA Insd) (a).............. 6.000    01/01/12       9,698,301
                                                                          -------------
                                                                             19,332,829
                                                                          -------------
          OHIO  5.4%
 2,860    Cleveland-Cuyahoga Cnty, OH Dev Port Auth
          Rev Cleveland Bd Fd Ser B.................. 5.375    05/15/18       2,680,878
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj....................................... 7.500    01/01/30       1,099,280

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          OHIO (CONTINUED)
$1,000    Cuyahoga, OH Cmnty College Dist Gen Rcpts
          Ser A (AMBAC Insd)......................... 5.000%   12/01/32   $   1,003,000
 2,170    Franklin Cnty, OH Convention Fac Auth Tax &
          Lease Rev Antic Bds Rfdg (AMBAC Insd)
          (b)........................................ 5.250    12/01/13       2,426,624
 2,350    Franklin Cnty, OH Convention Fac Auth Tax &
          Lease Rev Antic Bds Rfdg (AMBAC Insd)
          (b)........................................ 5.250    12/01/17       2,530,010
 1,200    Franklin Cnty, OH Convention Fac Auth Tax &
          Lease Rev Antic Bds Rfdg (AMBAC Insd)
          (b)........................................ 5.250    12/01/18       1,281,792
 4,800    Franklin Cnty, OH Hosp Rev Holy Cross Hlth
          Sys Ser B Rfdg (MBIA Insd) (a)............. 5.250    06/01/10       5,100,912
 1,000    Mahoning Cnty, OH Hosp Facs Rev Forum Hlth
          Oblig Group Ser A (b)...................... 6.000    11/15/32         982,890
 2,070    Montgomery Cnty, OH Hosp Rev Grandview Hosp
          & Med Cent Rfdg (Escrowed to Maturity)..... 5.250    12/01/02       2,076,086
 1,580    Montgomery Cnty, OH Hosp Rev Grandview Hosp
          & Med Cent Rfdg (Escrowed to Maturity)..... 5.375    12/01/05       1,733,434
 2,270    Montgomery Cnty, OH Hosp Rev Kettering Med
          Cent Impt & Rfdg (MBIA Insd)............... 6.250    04/01/20       2,701,731
 1,000    Ohio St Air Quality Dev Auth Rev JMG Fdg
          Ltd Part Proj Rfdg (AMBAC Insd)............ 6.375    04/01/29       1,089,930
 2,500    Ohio St Bldg Auth St Fac Adult Correction
          Ser A Rfdg (FSA Insd)...................... 5.500    10/01/12       2,829,925
 1,000    Ohio St Higher Ed Cap Fac Ser II A......... 5.250    12/01/05       1,093,870
 2,950    Parma, OH Hosp Impt Rev Parma Cmnty Gen
          Hosp Assn Rfdg............................. 5.375    11/01/29       2,826,513
                                                                          -------------
                                                                             31,456,875
                                                                          -------------
          OKLAHOMA  1.5%
 1,205    Cleveland Cnty, OK Home Ln Auth Rfdg....... 8.000    08/01/12       1,218,592
 1,240    Kay Cnty, OK Home Fin Auth Rev Single
          Family Mtg Ser A Rfdg (Escrowed to
          Maturity) (AMBAC Insd)..................... 7.000    11/01/11       1,553,522
 3,175    Oklahoma Hsg Fin Agy Single Family Rev Mtg
          Class B (GNMA Collateralized).............. 7.997    08/01/18       3,514,535
 2,305    Oklahoma St Cap Impt Auth St (MBIA Insd)... 5.000    06/01/06       2,512,450
                                                                          -------------
                                                                              8,799,099
                                                                          -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          OREGON  1.2%
$1,500    Oregon St Dept Admin Ser C Rfdg (MBIA
          Insd)...................................... 5.250%   11/01/17   $   1,608,360
 1,250    Portland, OR Cmnty College Dist Ser B...... 5.250    06/01/12       1,397,663
 2,285    Washington Cnty, OR Sch Dist (FSA Insd).... 5.375    06/15/14       2,539,389
 1,500    Washington Multnomah & Yamhill Cntys, OR
          Sch Dist No 1J (MBIA Insd)................. 5.000    06/01/13       1,632,450
                                                                          -------------
                                                                              7,177,862
                                                                          -------------
          PENNSYLVANIA  5.8%
 2,500    Allegheny Cnty, PA San Auth Swr (MBIA
          Insd)...................................... 5.500    12/01/30       2,623,600
 3,850    Greater Latrobe, PA Sch Auth (FGIC Insd)... 5.250    04/01/16       4,160,041
   135    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg............... 4.800    12/15/03         135,012
   210    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg............... 5.000    12/15/05         207,799
   275    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg............... 5.100    12/15/06         271,244
   295    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg............... 5.250    12/15/07         288,988
   210    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg............... 5.300    12/15/08         204,082
   320    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg............... 5.300    12/15/09         307,238
   240    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg............... 5.400    12/15/10         229,421
 1,650    Lycoming Cnty, PA Auth College Rev PA
          College of Technology (AMBAC Insd)......... 5.350    07/01/26       1,704,186
 1,650    Montgomery Cnty, PA Indl Dev Auth
          Retirement Cmnty Rev Adult Cmnty Total Svc
          Ser B...................................... 5.625    11/15/12       1,739,678
 2,700    Pennsylvania Econ Dev Fin Auth Res Recovery
          Rev Colver Proj Ser D...................... 7.150    12/01/18       2,809,404
 1,000    Pennsylvania St Tpk Commn Rev Ser T Rfdg
          (FGIC Insd)................................ 5.500    12/01/11       1,145,650
 2,600    Philadelphia, PA Auth for Indl Ser B (FSA
          Insd)...................................... 5.500    10/01/16       2,861,976
 1,000    Philadelphia, PA Auth Indl Dev Philadelphia
          Arpt Sys Proj Ser A (FGIC Insd)............ 5.125    07/01/19       1,011,330
 4,305    Philadelphia, PA Redev Auth Rev
          Neighborhood Transformation Ser A (FGIC
          Insd)...................................... 5.250    04/15/11       4,810,493

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          PENNSYLVANIA (CONTINUED)
$1,500    Philadelphia, PA Sch Dist Ser A (FSA
          Insd)...................................... 5.750%   02/01/12   $   1,711,665
 1,995    Philadelphia, PA Sch Dist Ser A (MBIA
          Insd)...................................... 4.500    04/01/23       1,876,736
 5,205    Pittsburgh, PA Ser A (a) (AMBAC Insd)...... 5.500    09/01/17       5,695,363
                                                                          -------------
                                                                             33,793,906
                                                                          -------------
          RHODE ISLAND  0.8%
 2,195    Providence, RI Redev Agy Ctf Part Ser A.... 8.000    09/01/24       2,264,691
 2,420    Rhode Island St Cons Cap Dev Ln Ser A...... 5.000    08/01/12       2,470,675
                                                                          -------------
                                                                              4,735,366
                                                                          -------------
          SOUTH CAROLINA  0.1%
   475    Rock Hill, SC Util Sys Rev Comb Ser C Rfdg
          (FSA Insd)................................. 5.125    01/01/13         518,543
                                                                          -------------

          SOUTH DAKOTA  1.0%
 5,900    South Dakota Hsg Dev Auth Homeownership Mtg
          Ser F (a).................................. 5.800    05/01/28       6,033,753
                                                                          -------------

          TENNESSEE  2.2%
 4,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn St Hlth Ser A Rfdg (MBIA
          Insd)...................................... 7.500    07/01/25       5,022,640
 2,500    Memphis, TN (Prerefunded @ 10/01/06)....... 5.250    10/01/14       2,794,025
 1,000    Metropolitan Nashville Arpt Auth TN Impt
          Ser A Rfdg (FGIC Insd)..................... 6.600    07/01/14       1,192,660
 2,285    Tennessee Hsg Dev Agy Home Ownership Pgm
          2-A........................................ 5.700    07/01/31       2,349,323
 1,720    Wilson Cnty, TN Sch Rfdg (FGIC Insd)....... 5.000    04/01/17       1,831,026
                                                                          -------------
                                                                             13,189,674
                                                                          -------------
          TEXAS  11.0%
 1,000    Brazos Cnty, TX Hlth Fac Dev Oblig Grp..... 5.375    01/01/32         960,830
 1,250    Brazos River Auth TX Pollutn Ctl Rev Adj
          TXU Elec Co Proj Ser C Rfdg................ 5.750    05/01/36       1,077,175
 1,350    Cameron Cnty, TX Ctfs Oblig (AMBAC Insd)... 5.750    02/15/14       1,504,778
 2,500    Coastal Bend Hlth Fac Dev, TX Ser C
          (Inverse Fltg) (Escrowed to Maturity)
          (AMBAC Insd)............................... 10.078   11/15/13       3,380,875
 2,420    Dallas Cnty, TX Cmnty College Dist Rev Fin
          Sys (AMBAC Insd)........................... 5.375    02/15/16       2,611,761
 1,920    Dallas-Fort Worth, TX Intl Arpt Fac Impt
          Corp Rev Amern Airl Inc (Asset Gty Insd)... 6.375    05/01/35         518,400

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          TEXAS (CONTINUED)
$1,600    Dallas-Fort Worth, TX Intl Arpt Fac Impt
          Corp Rev Delta Airl Inc.................... 7.625%   11/01/21   $     801,824
 2,000    Fort Worth, TX Wtr & Swr Rev Impt & Rfdg... 5.500    02/15/05       2,154,380
 1,745    Harris Cnty, TX Perm Impt & Rfdg........... 5.000    10/01/11       1,874,880
 2,500    Houston, TX Arpt Sys Rev Sub Lien (FSA
          Insd)...................................... 5.000    07/01/32       2,492,150
 5,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
          (FSA Insd)................................. 5.125    07/01/32       4,976,950
 3,345    Houston, TX Hotel Occupancy Tax Convtn &
          Entertnmnt Ser B (AMBAC Insd).............. 5.750    09/01/14       3,788,781
 3,000    Houston, TX Indpt Sch Dist Maintenance Tax
          Nt (FSA Insd).............................. 5.000    07/15/20       3,051,690
 6,790    Houston, TX Indpt Sch Dist Pub Fac Corp
          Lease Rev Cap Apprec West Side Ser B (AMBAC
          Insd)......................................   *      09/15/14       3,966,311
 1,500    Houston, TX Public Impt Rfdg (FSA Insd).... 5.750    03/01/15       1,677,615
 2,800    Houston, TX Wtr & Swr Sys Rev Jr Lien Ser A
          Rfdg (FSA Insd)............................ 5.000    12/01/30       2,785,244
 2,500    Houston, TX Wtr & Swr Sys Rev Jr Lien Ser B
          Rfdg (FGIC Insd)........................... 6.250    12/01/05       2,804,150
 1,000    Mesquite, TX Hlth Fac Dev Christian Care
          Retirement Fac Ser A....................... 7.625    02/15/28       1,038,710
 1,400    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj........................ 7.250    01/01/31       1,463,476
 1,000    North Central, TX Hlth Fac Dev Hosp Baylor
          Hlthcare Sys Proj A........................ 5.125    05/15/29         960,750
 4,000    North Central, TX Hlth Fac Dev Hosp
          Childrens Med Ctr Dallas (AMBAC Insd)...... 5.250    08/15/32       4,028,840
 4,341    Region One Ed Svc Cent Sub Tech Fac Proj... 6.590    12/15/17       4,559,462
 4,000    San Antonio, TX Elec & Gas Rev Sys Rfdg.... 5.375    02/01/18       4,273,080
 1,359    Texas Gen Svc Comm Part Int (c)............ 7.250    08/01/11       1,383,609
    45    Texas Muni Pwr Agy Rev (Escrowed to
          Maturity) (MBIA Insd)......................   *      09/01/15          24,947
 3,955    Texas Muni Pwr Agy Rev (Unrefunded Balance)
          (MBIA Insd)................................   *      09/01/15       2,173,391
 4,000    Texas St Univ Sys Fin Rev Rfdg (FSA
          Insd)...................................... 5.000    03/15/19       4,109,760
                                                                          -------------
                                                                             64,443,819
                                                                          -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          UTAH  2.5%
$3,590    Bountiful, UT Hosp Rev South Davis Cmnty
          Hosp Proj (Prerefunded @ 06/15/04)......... 9.500%   12/15/18   $   4,134,783
 3,625    Utah St Ser A.............................. 5.000    07/01/07       3,988,986
 6,000    Utah St Ser B Rfdg (a)..................... 5.250    07/01/08       6,681,900
                                                                          -------------
                                                                             14,805,669
                                                                          -------------
          VIRGINIA  3.1%
 1,320    Fairfax Cnty, VA Ctf Part.................. 5.300    04/15/23       1,342,546
 1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac
          Lease Rev Henrico Cnty Regl Jail Proj
          (Prerefunded @ 08/01/05)................... 6.500    08/01/10       1,707,870
 1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac
          Lease Rev Henrico Cnty Regl Jail Proj
          (Prerefunded @ 08/01/05)................... 7.125    08/01/21       1,732,815
 1,630    Richmond, VA (FSA Insd).................... 5.125    01/15/08       1,795,967
 1,340    Richmond, VA (FSA Insd).................... 5.500    01/15/10       1,513,396
 2,155    Virginia Comwlth Trans Brd North Va Trans
          Dist Pg Ser A.............................. 5.375    05/15/14       2,388,063
 1,875    Virginia St Hsg Dev Auth Comwlth Mtg SubSer
          A-3........................................ 5.650    07/01/07       1,998,000
 1,960    Virginia St Hsg Dev Auth Comwlth Mtg SubSer
          A-3........................................ 5.700    07/01/08       2,086,949
 2,095    Virginia St Hsg Dev Auth Comwlth Mtg SubSer
          A-3........................................ 5.800    07/01/09       2,226,796
 1,210    Virginia St Hsg Dev Auth Comwlth Mtg SubSer
          A-3........................................ 5.900    07/01/10       1,286,702
                                                                          -------------
                                                                             18,079,104
                                                                          -------------
          WASHINGTON  7.7%
 5,000    Bellevue, WA Convention Ctr Auth Spl Oblig
          Rev Rfdg (MBIA Insd).......................   *      02/01/24       1,581,750
 3,230    Clark Cnty, WA Pub Util Dist No. 001 Gen
          Sys Rev Rfdg (FSA Insd).................... 5.500    01/01/07       3,573,963
 3,000    Clark Cnty, WA Pub Util Dist No. 001 Gen
          Sys Rev Rfdg (FSA Insd).................... 5.625    01/01/12       3,333,540
 5,000    Cowlitz Cnty, WA Spl Swr Rev CSOB Wastewtr
          Treatment Rfdg (FGIC Insd)................. 5.500    11/01/19       5,554,950
 3,000    Energy Northwest WA Elec Rev Proj No 3 Ser
          A Rfdg (FSA Insd).......................... 5.500    07/01/18       3,229,200
 3,130    Grant Cnty, WA Pub Util Dist Ser H Rfdg
          (FSA Insd)................................. 5.375    01/01/14       3,448,540
 5,000    King Cnty, WA Ser B Rfdg (MBIA Insd)....... 5.250    01/01/34       5,078,650
 1,000    Port Seattle, WA Rev Ser B (MBIA Insd)..... 5.625    02/01/24       1,039,990

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                 COUPON   MATURITY       VALUE
          WASHINGTON (CONTINUED)
$1,345    Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA
          Insd)...................................... 5.750%   01/01/15   $   1,503,791
 3,415    Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA
          Insd)...................................... 5.500    01/01/11       3,840,816
10,465    Washington St Pub Pwr Supply Ser B
          (Unrefunded Balance) (MBIA Insd) (a)....... 5.600    07/01/15      10,883,077
    30    Washington St Pub Pwr Supply Ser B
          (Prerefunded @ 07/01/03) (MBIA Insd)....... 5.600    07/01/15          31,389
 1,750    Washington St Pub Pwr Supply Sys Nuclear
          Proj No 1 Rfdg (MBIA Insd)................. 5.750    07/01/12       1,954,050
                                                                          -------------
                                                                             45,053,706
                                                                          -------------
          WEST VIRGINIA  1.1%
 6,550    Harrison Cnty, WV Cnty Cmnty Solid Waste
          Disp Rev Potomac Edison Co Ser A (MBIA
          Insd) (a).................................. 6.875    04/15/22       6,710,410
                                                                          -------------

          WISCONSIN  2.4%
   500    Wisconsin Hsg & Econ Dev Auth Home
          Ownership Rev Ser F........................ 5.250    07/01/29         500,620
 5,000    Wisconsin St Hlth & Ed Fac Auth Mercy Hlth
          Sys Corp (AMBAC Insd) (a).................. 5.500    08/15/25       5,177,450
 7,280    Wisconsin St Hlth & Ed Fac Auth Rev
          Children's Hosp (FGIC Insd) (a) (e)........ 5.000    08/15/10       7,485,806
   900    Wisconsin St Hlth & Ed Fac Auth Rev Kenosha
          Hosp & Med Ctr Proj........................ 5.700    05/15/20         912,897
                                                                          -------------
                                                                             14,076,773
                                                                          -------------
          GUAM  0.9%
 5,000    Guam Pwr Auth Rev Ser A (AMBAC Insd)....... 5.250    10/01/34       5,134,250
                                                                          -------------

          PUERTO RICO  0.3%
 2,000    Puerto Rico Indl Tourist Ed Med &
          Environmental Ctl Fac Fin Auth Higher Ed
          Rev........................................ 5.375    02/01/29       1,985,900
                                                                          -------------
TOTAL LONG-TERM INVESTMENTS  146.5%
  (Cost $813,559,093)..................................................     858,668,184
SHORT-TERM INVESTMENTS  4.3%
  (Cost $25,500,000)...................................................      25,500,000
                                                                          -------------
TOTAL INVESTMENTS  150.8%
  (Cost $839,059,093)..................................................     884,168,184

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2002

                                                                             MARKET
                     DESCRIPTION                                              VALUE
OTHER ASSETS IN EXCESS OF LIABILITIES  0.4%............................   $   2,161,356

PREFERRED SHARES  (51.2%)..............................................    (300,165,272)
                                                                          -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%.........................   $ 586,164,268
                                                                          =============

 * Zero coupon bond

(a) Assets segregated as collateral for when-issued or delayed delivery purchase commitments and open futures transactions.

(b) Securities purchased on a when-issued or delayed delivery basis.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) Security converts to a fixed coupon rate at a predetermined date.

(f) Non-income producing security.

(g) Issuer has filed for protection in federal bankruptcy court.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
Asset Gty--Asset Guaranty Insurance Co.
Connie Lee--Connie Lee Insurance Co.
FGIC--Financial Guaranty Insurance Co.
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
October 31, 2002

ASSETS:
Total Investments (Cost $839,059,093).......................  $884,168,184
Cash........................................................        77,377
Receivables:
  Interest..................................................    11,318,372
  Investments Sold..........................................     6,939,906
Other.......................................................        10,033
                                                              ------------
    Total Assets............................................   902,513,872
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    14,960,892
  Investment Advisory Fee...................................       454,744
  Variation Margin on Futures...............................       320,797
  Administrative Fee........................................        37,895
  Affiliates................................................        34,941
Trustees' Deferred Compensation and Retirement Plans........       194,089
Accrued Expenses............................................       180,974
                                                              ------------
    Total Liabilities.......................................    16,184,332
Preferred Shares............................................   300,165,272
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $586,164,268
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($586,164,268 divided by
  36,365,393 shares outstanding)............................  $      16.12
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 36,365,393 shares issued and
  outstanding)..............................................  $    363,654
Paid in Surplus.............................................   538,413,497
Net Unrealized Appreciation.................................    45,190,571
Accumulated Undistributed Net Investment Income.............     4,041,876
Accumulated Net Realized Loss...............................    (1,845,330)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $586,164,268
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 12,000 issued with liquidation preference of
  $25,000 per share)........................................  $300,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $886,164,268
                                                              ============

See Notes to Financial Statements

Statement of Operations
For the Year Ended October 31, 2002

INVESTMENT INCOME:
Interest....................................................  $46,419,227
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    5,256,808
Administrative Fee..........................................    1,133,564
Preferred Share Maintenance.................................      797,220
Legal.......................................................      143,051
Custody.....................................................       50,363
Trustees' Fees and Related Expenses.........................       40,347
Other.......................................................      369,766
                                                              -----------
    Total Expenses..........................................    7,791,119
    Less Credits Earned on Cash Balances....................          738
                                                              -----------
    Net Expenses............................................    7,790,381
                                                              -----------
NET INVESTMENT INCOME.......................................  $38,628,846
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 6,482,908
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   51,175,113
  End of the Period:
    Investments.............................................   45,109,091
    Futures.................................................       81,480
                                                              -----------
                                                               45,190,571
                                                              -----------
Net Unrealized Depreciation During the Period...............   (5,984,542)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $   498,366
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(4,166,801)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $34,960,411
                                                              ===========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets

                                                        YEAR ENDED          YEAR ENDED
                                                     OCTOBER 31, 2002    OCTOBER 31, 2001
                                                     ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...............................   $ 38,628,846        $ 40,997,678
Net Realized Gain...................................      6,482,908           4,156,553
Net Unrealized Appreciation/Depreciation During the
  Period............................................     (5,984,542)         36,937,825

Distributions to Preferred Shareholders:
  Net Investment Income.............................     (4,166,801)         (9,836,445)
                                                       ------------        ------------
Change in Net Assets from Operations................     34,960,411          72,255,611

Distributions to Common Shareholders:
  Net Investment Income.............................    (33,199,705)        (29,981,884)
                                                       ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES........................................      1,760,706          42,273,727

NET ASSETS:
Beginning of the Period.............................    584,403,562         542,129,835
                                                       ------------        ------------
End of the Period (Including accumulated
  undistributed net investment income of $4,041,876
  and $2,015,793, respectively).....................   $586,164,268        $584,403,562
                                                       ============        ============

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                      YEAR ENDED OCTOBER 31,
                                              ---------------------------------------
                                              2002 (a)    2001      2000       1999
                                              ---------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $ 16.07    $ 14.91   $ 14.60   $  17.39
                                              -------    -------   -------   --------
    Net Investment Income...................     1.06       1.13      1.17       1.20
    Net Realized and Unrealized Gain/Loss...      .01       1.12       .42      (2.30)
  Common Share Equivalent of Distributions
    Paid to Preferred Shareholders:
      Net Investment Income.................     (.11)      (.27)     (.34)      (.24)
      Net Realized Gain.....................      -0-        -0-       -0-       (.06)
                                              -------    -------   -------   --------
Total from Investment Operations............      .96       1.98      1.25      (1.40)
Less Distributions Paid to Common
  Shareholders:
      Net Investment Income.................      .91        .82       .94        .96
      Net Realized Gain.....................      -0-        -0-       -0-        .43
                                              -------    -------   -------   --------
NET ASSET VALUE, END OF THE PERIOD..........  $ 16.12    $ 16.07   $ 14.91   $  14.60
                                              =======    =======   =======   ========
Common Share Market Price at End of the
  Period....................................  $ 14.30    $ 13.79   $12.625   $13.1875
Total Return (b)............................   10.49%     15.97%     2.80%    -14.47%
Net Assets at End of the Period (In
  millions).................................  $ 586.2    $ 584.4   $ 542.1   $  530.9
Ratio of Expenses to Average Net Assets
  Applicable to Common Shares (c)...........    1.35%      1.55%     1.67%      1.60%
Ratio of Net Investment Income to Average
  Net Assets Applicable to Common Shares
  (c).......................................    6.70%      7.26%     8.07%      7.43%
Portfolio Turnover..........................      38%        28%       39%        80%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
  Including Preferred Shares (c)............     .89%      1.01%     1.07%      1.06%
Ratio of Net Investment Income to Average
  Net Assets Applicable to Common Shares
  (d).......................................    5.98%      5.51%     5.71%      5.95%
SENIOR SECURITIES:
Total Preferred Shares Outstanding..........   12,000     12,000    12,000     12,000
Asset Coverage Per Preferred Share (e)......  $73,861    $73,700   $70,177   $ 69,241
Involuntary Liquidating Preference Per
  Preferred Share...........................  $25,000    $25,000   $25,000   $ 25,000
Average Market Value Per Preferred Share....  $25,000    $25,000   $25,000   $ 25,000

 * Non-Annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets applicable to common shares from 6.69% to 6.70%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

        TWO
      MONTHS
       ENDED                           YEAR ENDED AUGUST 31,
    OCTOBER 31,   ---------------------------------------------------------------
       1998         1998       1997       1996       1995       1994       1993
---------------------------------------------------------------------------------
     $  17.32     $  16.60   $  15.84   $  15.73   $  15.56   $  17.04   $  16.33
     --------     --------   --------   --------   --------   --------   --------
          .21         1.26       1.28       1.30       1.31       1.34       1.41
          .08          .72        .73        .10        .26      (1.42)       .78
         (.02)        (.30)      (.29)      (.30)      (.32)      (.28)      (.24)
         (.04)         -0-        -0-        -0-        -0-        -0-       (.03)
     --------     --------   --------   --------   --------   --------   --------
          .23         1.68       1.72       1.10       1.25       (.36)      1.92
          .16          .96        .96        .99       1.08       1.12       1.10
          -0-          -0-        -0-        -0-        -0-        -0-        .11
     --------     --------   --------   --------   --------   --------   --------
     $  17.39     $  17.32   $  16.60   $  15.84   $  15.73   $  15.56   $  17.04
     ========     ========   ========   ========   ========   ========   ========
     $16.8125     $16.1875   $  15.75   $  14.50   $  14.25   $  15.00   $  16.75
        4.84%*       9.06%     15.87%      8.98%      2.39%     -3.94%     11.90%
     $  630.6     $  628.2   $  601.9   $  574.6   $  570.7   $  564.4   $  617.9
        1.57%        1.57%      1.61%      1.61%      1.65%      1.64%      1.59%
        7.20%        7.42%      7.86%      8.08%      8.58%      8.23%      8.58%
           6%*         94%        54%        36%        49%        47%        48%
        1.07%        1.06%      1.07%      1.06%      1.07%      1.09%      1.06%
        6.48%        5.66%      6.04%      6.20%      6.48%      6.52%      7.08%
        6,000        6,000      6,000      6,000      6,000      6,000      6,000
     $155,104     $154,696   $150,322   $145,764   $145,113   $144,074   $152,980
     $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

October 31, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At October 31, 2002, the Trust had $14,960,892 of when-issued and delayed delivery purchase commitments.

NOTES TO
FINANCIAL STATEMENTS

October 31, 2002

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

    As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. Prior to November 1, 2001, the Trust did not accrete market discount on fixed income securities daily. The cumulative effect of this accounting change had no impact on total net assets of the Trust, but resulted in a $763,743 increase in cost of securities and a corresponding $763,743 decrease in net unrealized appreciation, based on securities held by the Trust on November 1, 2001.

    The effect of this change for the year ended October 31, 2002 was to increase net investment income by $71,537; decrease net unrealized depreciation by $55,444, and decrease net realized gains by $126,981. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2002, the Trust had an accumulated capital loss carryforward for tax purposes of $1,636,866, which will expire on October 31, 2008.

    At October 31, 2002, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $838,350,794
                                                              ============
Gross tax unrealized appreciation...........................  $ 53,712,671
Gross tax unrealized depreciation...........................    (7,895,281)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 45,817,390
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

NOTES TO
FINANCIAL STATEMENTS

October 31, 2002

    The tax character of distributions paid during 2002 and 2001 was as follows:

                                                               2002       2001
Distributions paid from:
  Ordinary income...........................................  $75,802    $58,326

    As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $155,800

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of gains or losses recognized for tax purposes on open futures transactions on October 31, 2002.

F. EXPENSE REDUCTION During the year ended October 31, 2002, the Trust's custody fee was reduced by $738 as a result of credits earned on cash balances.

G. RECLASSIFICATIONS In accordance with the provisions of EITF D-98, "Classification and Measurement of Redeemable Securities", effective for the current period, the Trust has reclassified its Auction Preferred Shares ("APS") outside of permanent equity in the Net Assets section of the Statement of Assets and Liabilities. In addition, distributions to APS shareholders are now classified as a component of the "Increase in Net Assets from Operations" on the Statement of Operations and the Statement of Changes in Net Assets and as a component of the "Total from investment operations" on the Financial Highlights. Prior year amounts presented have been reclassified to conform to this period's presentation. This change has no impact on the net assets applicable to common shares of the Trust.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of ..05% of the average daily net assets of the Trust. Effective May 15, 2002, this fee was reduced from .20% to .05% of the daily net assets of the Trust. The administrative services provided by the Administrator

NOTES TO
FINANCIAL STATEMENTS

October 31, 2002

include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the year ended October 31, 2002, the Trust recognized expenses of approximately $50,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the year ended October 31, 2002, the Trust recognized expenses of approximately $69,800 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $327,079,224 and $329,929,701, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a

NOTES TO
FINANCIAL STATEMENTS

October 31, 2002

realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. These contracts are generally used as a substitute for purchasing and selling specific securities. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded.

    Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended October 31, 2002, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2001.............................        -0-
Futures Opened..............................................      1,063
Futures Closed..............................................        -0-
                                                                  -----
Outstanding at October 31, 2002.............................      1,063
                                                                  =====

NOTES TO
FINANCIAL STATEMENTS

October 31, 2002

    The futures contracts outstanding as of October 31, 2002, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
  U.S. Treasury Notes 5-Year Futures December 2002 (Current
    Notional Value of $113,734 per contract)................      858        $(17,052)
  U.S. Treasury Notes 10-Year Futures December 2002 (Current
    Notional Value of $114,719 per contract)................      205          98,532
                                                                -----        --------
                                                                1,063        $ 81,480
                                                                =====        ========

B. INDEXED SECURITIES These instruments are identified in the portfolio of investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

    An Inverse Floating security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Trust to enhance the yield of the portfolio.

5. PREFERRED SHARES

The Trust has outstanding 12,000 APS in four series of 3,000 shares each. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend periods for Series A and C are generally seven days. The dividend periods for Series B and D are 28 days. The average rate in effect on October 31, 2002 was 1.578%. During the year ended October 31, 2002, the rates ranged from 0.740% to 2.049%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the APS are subject to mandatory redemption if the tests are not met.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Van Kampen Municipal Trust

We have audited the accompanying statement of assets and liabilities of Van Kampen Municipal Trust (the "Trust"), including the portfolio of investments, as of October 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Trust's financial highlights for the periods ended prior to October 31, 2000, were audited by other auditors whose report, dated December 9, 1999, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the Trust's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Municipal Trust as of October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
December 6, 2002

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a prorata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

       Van Kampen Funds Inc.
        Attn: Closed-End Funds
         2800 Post Oak Blvd.
          Houston, TX 77056

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN MUNICIPAL TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Trust during its taxable year ended October 31, 2002. The Trust designated 99.8% of the income distributions as a tax-exempt income distribution. In January, the Trust provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

RESULTS OF
SHAREHOLDER VOTES

The Annual Meeting of Shareholders of the Trust was held on June 12, 2002, where shareholders voted on the election of trustees.

With regards to the election of the following trustees by common shareholders of the Trust:

                                                                   # OF SHARES
                                                              ----------------------
                                                               IN FAVOR     WITHHELD
------------------------------------------------------------------------------------
David C. Arch...............................................  31,843,831    386,351
Howard J Kerr...............................................  31,828,155    402,027

The other trustees of the Trust whose terms did not expire in 2002 are Rod Dammeyer, Theodore A. Myers, Richard F. Powers, III, Hugo F. Sonnenschein and Wayne W. Whalen.

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and officers of the Trust and their principal occupations for the last five years, other directorships held by the trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." For purposes hereof, the term "Fund Complex" includes each of the investment companies advised by the Advisers. Trustees serve three year terms or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                                    NUMBER OF
                                         TERM OF                                                     FUNDS IN
                                        OFFICE AND                                                     FUND
                           POSITION(S)  LENGTH OF                                                    COMPLEX
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                          OVERSEEN
OF INDEPENDENT TRUSTEE        TRUST       SERVED    DURING PAST 5 YEARS                             BY TRUSTEE
David C. Arch (57)         Trustee      Trustee     Mr. Arch is Chairman and Chief Executive            37
Blistex Inc.                            since 1991  Officer of Blistex Inc., a consumer health
1800 Swift Drive                                    care products manufacturer, and former
Oak Brook, IL 60523                                 Director of the World Presidents
                                                    Organization-Chicago Chapter. Mr. Arch is also
                                                    a Trustee or Managing General Partner of other
                                                    investment companies advised by the Advisers.


NAME, AGE AND ADDRESS      OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE     HELD BY TRUSTEE
David C. Arch (57)         Mr. Arch is a member of
Blistex Inc.               the Board of Directors of
1800 Swift Drive           the Heartland Alliance, a
Oak Brook, IL 60523        non-profit organization
                           serving human needs based
                           in Chicago.

                                                                                                    NUMBER OF
                                         TERM OF                                                     FUNDS IN
                                        OFFICE AND                                                     FUND
                           POSITION(S)  LENGTH OF                                                    COMPLEX
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                          OVERSEEN
OF INDEPENDENT TRUSTEE        TRUST       SERVED    DURING PAST 5 YEARS                             BY TRUSTEE
Rod Dammeyer (62)          Trustee      Trustee     Mr. Dammeyer is President of CAC, llc., a           37
CAC, llc.                               since 1991  private company offering capital investment
676 North Michigan Avenue                           and management advisory services. Mr. Dammeyer
Suite 2800                                          is also a Trustee or Managing General Partner
Chicago, IL 60611                                   of other investment companies advised by the
                                                    Advisers. Prior to February 2001, Mr. Dammeyer
                                                    was Vice Chairman and Director of Anixter
                                                    International, Inc. and IMC Global Inc. Prior
                                                    to July 2000, Mr. Dammeyer was a Managing
                                                    Partner of Equity Group Corporate Investment
                                                    (EGI), a company that makes private
                                                    investments in other companies. Prior to 1997,
                                                    Mr. Dammeyer was President, Chief Executive
                                                    Officer and a Director of Great American
                                                    Management & Investment, Inc., a diversified
                                                    manufacturing company.


NAME, AGE AND ADDRESS      OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE     HELD BY TRUSTEE
Rod Dammeyer (62)          Mr. Dammeyer is a member
CAC, llc.                  of the Board of Directors
676 North Michigan Avenue  of TeleTech Holdings
Suite 2800                 Inc., Stericycle, Inc.,
Chicago, IL 60611          GATX Corporation,
                           Therasence, Inc. and
                           Peregrine Systems Inc.
                           and a member of the Board
                           of Trustees of the
                           University of Chicago
                           Hospitals and Health
                           Systems. Prior to July
                           2000, Mr. Dammeyer was a
                           member of the Board of
                           Directors of Allied Riser
                           Communications Corp.,
                           Matria Healthcare Inc.,
                           Transmedia Networks,
                           Inc., CNA Surety, Corp.
                           and Grupo Azcarero Mexico
                           (GAM). Prior to April
                           1999, Mr. Dammeyer was a
                           Director of Metal
                           Management, Inc. Prior to
                           1998, Mr. Dammeyer was a
                           Director of Lukens, Inc.,
                           Capsure Holdings Corp.,
                           Revco D.S., Inc., the
                           Chase Manhattan
                           Corporation National
                           Advisory Board and Sealy,
                           Inc. Prior to 1997, Mr.
                           Dammeyer was a Director
                           of Flacon Building
                           Products, Inc.

                                                                                                    NUMBER OF
                                         TERM OF                                                     FUNDS IN
                                        OFFICE AND                                                     FUND
                           POSITION(S)  LENGTH OF                                                    COMPLEX
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                          OVERSEEN
OF INDEPENDENT TRUSTEE        TRUST       SERVED    DURING PAST 5 YEARS                             BY TRUSTEE
Howard J Kerr (67)         Trustee      Trustee     Mr. Kerr is a Trustee or Managing General           37
736 North Western Avenue                since 1992  Partner of other investment companies advised
P.O. Box 317                                        by the Advisers. Prior to 1998, Mr. Kerr was
Lake Forest, IL 60045                               the President and Chief Executive Officer of
                                                    Pocklington Corporation, Inc., an Investment
                                                    holding company.
Theodore A. Myers (72)     Trustee      Trustee     Mr. Myers is a financial consultant. Mr. Myers      37
550 Washington Avenue                   since 1991  is also a Trustee or Managing General Partner
Glencoe, IL 60022                                   of other investment companies advised by the
                                                    Advisers. Prior to 1998, Mr. Myers was a
                                                    Senior Financial Advisor (and, prior to 1997,
                                                    an Executive Vice President, Chief Financial
                                                    Officer and Director) of Qualitech Steel
                                                    Corporation, a producer of high quality
                                                    engineered steels for automotive,
                                                    transportation and capital goods industries.
                                                    Prior to 1997, Mr. Myers was a member of the
                                                    Arthur Andersen Chief Financial Officers'
                                                    Committee.


NAME, AGE AND ADDRESS      OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE     HELD BY TRUSTEE
Howard J Kerr (67)         Mr. Kerr is a Director of
736 North Western Avenue   Canbra Foods, Ltd., a
P.O. Box 317               Canadian oilseed
Lake Forest, IL 60045      crushing, refining,
                           processing and packaging,
                           operations, the Marrow
                           Foundation and Lake
                           Forest Bank & Trust.
Theodore A. Myers (72)     Mr. Myers is a Director
550 Washington Avenue      of Met Life Investors
Glencoe, IL 60022          (formerly known as COVA
                           Financial Life
                           Insurance). Prior to
                           1997, Mr. Myers was a
                           Director of McLouth
                           Steel.

                                                                                                    NUMBER OF
                                         TERM OF                                                     FUNDS IN
                                        OFFICE AND                                                     FUND
                           POSITION(S)  LENGTH OF                                                    COMPLEX
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                          OVERSEEN
OF INDEPENDENT TRUSTEE        TRUST       SERVED    DURING PAST 5 YEARS                             BY TRUSTEE
Hugo F. Sonnenschein (62)  Trustee      Trustee     Mr. Sonnenschein is President Emeritus and          37
1126 E. 59th Street                     since 1994  Honorary Trustee of the University of Chicago
Chicago, IL 60637                                   and the Hutchinson Distinguished Service
                                                    Professor in the Department of Economics at
                                                    the University of Chicago. Prior to July 2000,
                                                    Mr. Sonnenschein was President of the
                                                    University of Chicago. Mr. Sonnenschein is a
                                                    member of the Board of Trustees of the
                                                    University of Rochester and a member of its
                                                    investment committee. Mr. Sonnenschein is a
                                                    member of the National Academy of Sciences,
                                                    the American Philosophical Society, and a
                                                    fellow of the American Academy of Arts and
                                                    Sciences. Mr. Sonnenschein is also a Trustee
                                                    or Managing General Partner of other
                                                    investment companies advised by the Advisers.


NAME, AGE AND ADDRESS      OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE     HELD BY TRUSTEE
Hugo F. Sonnenschein (62)  Mr. Sonnenschein is a
1126 E. 59th Street        Director of Winston
Chicago, IL 60637          Laboratories, Inc.

INTERESTED TRUSTEES*:

                                                                                                    NUMBER OF
                                         TERM OF                                                     FUNDS IN
                                        OFFICE AND                                                     FUND
                           POSITION(S)  LENGTH OF                                                    COMPLEX
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                          OVERSEEN
OF INTERESTED TRUSTEE         TRUST       SERVED    DURING PAST 5 YEARS                             BY TRUSTEE
Richard F. Powers, III*    Chairman     Trustee     Mr. Powers is Chairman of the Board. Trustee/       96
(56)                                    since 1999  Director of funds in the Fund Complex. Prior
1 Parkview Plaza                                    to December 2002, Mr. Powers was Chairman,
Oakbrook Terrace, IL                                Director, President, Chief Executive Officer
60181                                               and Managing Director of Van Kampen; Chairman,
                                                    Director, Chief Executive Officer and Managing
                                                    Director of the Advisers, Distributor, Van
                                                    Kampen Advisors Inc. and Van Kampen Management
                                                    Inc.; Director of other subsidiaries of Van
                                                    Kampen; and Chief Sales and Marketing Officer
                                                    of Morgan Stanley Asset Management Inc. Prior
                                                    to May 1998, Mr. Powers was Executive Vice
                                                    President; and Director of Marketing of Morgan
                                                    Stanley and Director of Dean Witter Discover &
                                                    Co. and Dean Witter Realty. Prior to 1996, Mr.
                                                    Powers was Director of Dean Witter Reynolds
                                                    Inc.
Wayne W. Whalen* (63)      Trustee      Trustee     Mr. Whalen is a Partner in the law firm of          96
333 West Wacker Drive                   since 1991  Skadden, Arps, Slate, Meagher & Flom
Chicago, IL 60606                                   (Illinois), legal counsel to certain funds
                                                    advised by the Advisers. Mr. Whalen is a
                                                    Trustee, Director or Managing General Partner
                                                    of other funds advised by the Advisers.


NAME, AGE AND ADDRESS      OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE      HELD BY TRUSTEE
Richard F. Powers, III*
(56)
1 Parkview Plaza
Oakbrook Terrace, IL
60181
Wayne W. Whalen* (63)
333 West Wacker Drive
Chicago, IL 60606

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person to certain of the funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Mr. Powers is an interested person of such funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  TRUST           SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (61)          Vice President      Officer     Managing Director and Chief Investment Officer of Van Kampen
2800 Post Oak Blvd.                               since 1998  Investments, and Managing Director and President of the
45th Floor                                                    Advisers and Van Kampen Advisors Inc. Executive Vice
Houston, TX 77056                                             President and Chief Investment Officer of funds in the Fund
                                                              Complex. Prior to December 2000, Executive Vice President
                                                              and Chief Investment Officer of Van Kampen Investments, and
                                                              President and Chief Operating Officer of the Advisers. Prior
                                                              to April 2000, Executive Vice President and Chief Investment
                                                              Officer for Equity Investments of the Advisers. Prior to
                                                              October 1998, Vice President and Senior Portfolio Manager
                                                              with AIM Capital Management, Inc. Prior to February 1998,
                                                              Senior Vice President and Portfolio Manager of Van Kampen
                                                              American Capital Asset Management, Inc., Van Kampen American
                                                              Capital Investment Advisory Corp. and Van Kampen American
                                                              Capital Management, Inc.

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  TRUST           SERVED    DURING PAST 5 YEARS
Mitchell M. Merin (49)        President and       Officer     President and Chief Executive Officer of funds in the Fund
1221 Avenue of the Americas   Chief Executive     since 2002  Complex since December 2002. Trustee/Director of certain
New York, NY 10020            Officer                         funds in the Fund Complex. President and Chief Operating
                                                              Officer of Morgan Stanley since December 1998. President and
                                                              Director since April 1997 and Chief Executive Officer since
                                                              June 1998 of Morgan Stanley Investment Advisors Inc. and
                                                              Morgan Stanley Services Company Inc. Chairman, Chief
                                                              Executive Officer and Director of Morgan Stanley
                                                              Distributors Inc. since June 1998. Chairman since June 1998, and Director since January 1998 of Morgan Stanley Trust.
                                                              Director of various Morgan Stanley subsidiaries. President of the Morgan Stanley Funds since May 1999. Previously Chief
                                                              Strategic Officer of Morgan Stanley Investment Advisors Inc.
                                                              and Morgan Stanley Services Company Inc. and Executive Vice
                                                              President of Morgan Stanley Distributors Inc. April 1997-
                                                              June 1998, Vice President of the Morgan Stanley Funds May
                                                              1997-April 1999, and Executive Vice President of Dean
                                                              Witter, Discover & Co. prior to May 1997.
Joseph J. McAlinden (59)      Chief Investment    Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   Officer             since 2002  Stanley Investment Advisors Inc. and Director of Morgan
New York, NY 10020                                            Stanley Trust for 5 years.

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  TRUST           SERVED    DURING PAST 5 YEARS
A. Thomas Smith III (45)      Vice President and  Officer     Managing Director and Director of Van Kampen Investments,
1221 Avenue of Americas       Secretary           since 1999  Director of the Advisers, Van Kampen Advisors Inc., the
New York, NY 10020                                            Distributor, Investor Services and certain other
                                                              subsidiaries of Van Kampen Investments. Managing Director
                                                              and General Counsel-Mutual Funds of Morgan Stanley
                                                              Investment Advisors, Inc. Vice President or Principal Legal
                                                              Officer and Secretary of funds in the Fund Complex. Prior to
                                                              July 2001, Managing Director, General Counsel, Secretary and
                                                              Director of Van Kampen Investments, the Advisers, the
                                                              Distributor, Investor Services, and certain other
                                                              subsidiaries of Van Kampen Investments. Prior to December
                                                              2000, Executive Vice President, General Counsel, Secretary
                                                              and Director of Van Kampen Investments, the Advisers, Van
                                                              Kampen Advisors Inc., the Distributor, Investor Services and
                                                              certain other subsidiaries of Van Kampen Investments. Prior to January 1999, Vice President and Associate General
                                                              Counsel to New York Life Insurance Company ("New York
                                                              Life"), and prior to March 1997, Associate General Counsel of New York Life. Prior to December 1993, Assistant General
                                                              Counsel of The Dreyfus Corporation. Prior to August 1991,
                                                              Senior Associate, Willkie Farr & Gallagher. Prior to January
                                                              1989, Staff Attorney at the Securities and Exchange
                                                              Commission, Division of Investment Management, Office of
                                                              Chief Counsel.
John R. Reynoldson (49)       Vice President      Officer     Executive Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                  since 2000  Inc. Vice President of funds in the Fund Complex. Prior to
Oakbrook Terrace, IL 60181                                    July 2001, Principal and Co- head of the Fixed Income
                                                              Department of the Advisers and Van Kampen Advisors Inc.
                                                              Prior to December 2000, Senior Vice President of the
                                                              Advisers and Van Kampen Advisors Inc. Prior to May 2000, he
                                                              managed the investment grade taxable group for the Advisers since July 1999. From July 1988 to June 1999, he managed the government securities bond group for Asset Management. Mr.
                                                              Reynoldson has been with Asset Management since April 1987.
John L. Sullivan (47)         Vice President,     Officer     Executive Director of Van Kampen Investments, the Advisers
1 Parkview Plaza              Chief Financial     since 1998  and Van Kampen Advisors Inc. Vice President, Chief Financial
Oakbrook Terrace, IL 60181    Officer and                     Officer and Treasurer of funds in the Fund Complex. Head of
                              Treasurer                       Fund Accounting for Morgan Stanley Investment Management.

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  TRUST           SERVED    DURING PAST 5 YEARS
John H. Zimmermann, III (44)  Vice President      Officer     Managing Director and Director of Van Kampen Investments,
Harborside Financial Center                       since 2000  and Managing Director, President and Director of the
Plaza 2 - 7th Floor                                           Distributor. Vice President of funds in the Fund Complex.
Jersey City, NJ 07311                                         Prior to December 2000, President of Van Kampen Insurance
                                                              Agency of Illinois Inc., and Senior Vice President and
                                                              Director of Van Kampen Investments. From November 1992 to
                                                              December 1997, Mr. Zimmermann was Senior Vice President of
                                                              the Distributor.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com


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